Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 197,306	£ 174,605
Financial assets at fair value through the income statement	215,206	206,651
Derivative financial instruments	253,614	256,836
Financial assets at fair value through other comprehensive income	82,747	71,836
Trading portfolio liabilities	(59,315)	(58,669)
Financial liabilities designated at fair value	(320,957)	(297,539)
Derivative financial instruments	(242,136)	(250,044)
Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	197,306	174,605
Financial assets at fair value through the income statement	215,206	206,651
Derivative financial instruments	253,614	256,836
Financial assets at fair value through other comprehensive income	82,747	71,836
Investment property	1	2
Total assets	748,874	709,930
Trading portfolio liabilities	(59,315)	(58,669)
Financial liabilities designated at fair value	(320,957)	(297,539)
Derivative financial instruments	(242,136)	(250,044)
Total liabilities	(622,408)	(606,252)
Quoted market prices (Level 1) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	98,992	94,658
Financial assets at fair value through the income statement	7,502	5,831
Derivative financial instruments	86	107
Financial assets at fair value through other comprehensive income	32,151	30,247
Investment property	0	0
Total assets	138,731	130,843
Trading portfolio liabilities	(33,309)	(29,274)
Financial liabilities designated at fair value	(182)	(117)
Derivative financial instruments	(66)	(81)
Total liabilities	(33,557)	(29,472)
Observable inputs (Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	89,588	73,438
Financial assets at fair value through the income statement	198,187	192,571
Derivative financial instruments	250,695	253,189
Financial assets at fair value through other comprehensive income	48,142	40,511
Investment property	0	0
Total assets	586,612	559,709
Trading portfolio liabilities	(25,621)	(29,027)
Financial liabilities designated at fair value	(318,283)	(296,200)
Derivative financial instruments	(237,735)	(245,310)
Total liabilities	(581,639)	(570,537)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Total assets	23,531	19,378
Total liabilities	(7,212)	(6,243)
Significant unobservable inputs (Level 3) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	8,726	6,509
Financial assets at fair value through the income statement	9,517	8,249
Derivative financial instruments	2,833	3,540
Financial assets at fair value through other comprehensive income	2,454	1,078
Investment property	1	2
Total assets	23,531	19,378
Trading portfolio liabilities	(385)	(368)
Financial liabilities designated at fair value	(2,492)	(1,222)
Derivative financial instruments	(4,335)	(4,653)
Total liabilities	£ (7,212)	£ (6,243)